UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 77.3%
Industrial - 64.5%
Basic - 6.5%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	1,701	$1,752,030
AK Steel Corp.
8.75%, 12/01/18		638	669,900
Aleris International, Inc.
7.625%, 2/15/18		782	785,910
ArcelorMittal
5.00%, 2/25/17		135	140,400
6.125%, 6/01/18		1,003	1,069,449
Ashland, Inc.
3.875%, 4/15/18		2,175	2,196,750
Commercial Metals Co.
6.50%, 7/15/17		299	318,435
7.35%, 8/15/18		1,669	1,802,520
FMG Resources August 206 Pty Ltd.
6.00%, 4/01/17 (a)		825	788,906
6.875%, 2/01/18 (a)		444	403,333
8.25%, 11/01/19 (a)		250	227,500
Huntsman International LLC
8.625%, 3/15/21		1,250	1,340,625
INEOS Group Holdings SA
5.875%, 2/15/19 (a)		650	615,875
6.125%, 8/15/18 (a)		300	287,250
Lundin Mining Corp.
7.50%, 11/01/20 (a)		555	549,450
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)		1,210	834,900
Novelis, Inc.
8.375%, 12/15/17		270	280,125
8.75%, 12/15/20		615	651,900
Peabody Energy Corp.
6.00%, 11/15/18		265	240,487
7.375%, 11/01/16		240	246,600
PH Glatfelter Co.
5.375%, 10/15/20		199	202,483
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		770	795,025
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		2,435	2,520,225
SPCM SA
5.50%, 6/15/20 (a)	EUR	120	152,844
Steel Dynamics, Inc.
6.125%, 8/15/19	U.S.$	925	971,250
7.625%, 3/15/20		205	213,713
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		320	332,800

			20,390,685

Capital Goods - 5.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.241%, 12/15/19 (a)(b)		2,058	1,985,970

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
7.50%, 3/15/18 (a)	U.S.$	795	$866,550
CNH Industrial America LLC
7.25%, 1/15/16		439	455,463
CNH Industrial Capital LLC
3.25%, 2/01/17		712	701,320
3.625%, 4/15/18		975	960,375
3.875%, 11/01/15		275	276,375
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 2/01/21		405	426,263
Dry Mix Solutions Investissements SAS
4.332%, 6/15/21 (a)(b)	EUR	158	184,496
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)		261	341,815
Lafarge SA
6.50%, 7/15/16	U.S.$	440	468,600
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		75	81,000
Rexel SA
5.25%, 6/15/20 (a)		1,080	1,088,100
6.125%, 12/15/19 (a)		715	736,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		1,115	1,154,025
7.875%, 8/15/19		501	527,929
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		2,372	2,478,740
Sealed Air Corp.
8.375%, 9/15/21 (a)		985	1,100,737
Silgan Holdings, Inc.
5.00%, 4/01/20		89	90,335
SPX Corp.
6.875%, 9/01/17		1,135	1,239,987
United Rentals North America, Inc.
7.375%, 5/15/20		900	972,000
8.25%, 2/01/21		840	915,600
Verisure Holding AB
8.75%, 9/01/18 (a)	EUR	700	903,109
Vulcan Materials Co.
7.00%, 6/15/18	U.S.$	400	440,000

			18,395,239

Communications - Media - 7.1%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	490,932
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, 6/01/20	U.S.$	1,078	1,142,680
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20 (a)		1,435	1,485,225
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,300	1,413,750
CSC Holdings LLC
7.625%, 7/15/18		1,485	1,668,769

	Principal Amount (000)		U.S. $ Value
8.625%, 2/15/19	U.S.$	420	$488,250
DISH DBS Corp.
4.625%, 7/15/17		65	67,194
7.875%, 9/01/19		1,670	1,895,450
Gannett Co., Inc.
5.125%, 10/15/19-7/15/20		1,895	1,935,187
Intelsat Jackson Holdings SA
5.50%, 8/01/23		360	357,804
7.25%, 10/15/20		1,255	1,325,594
LIN Television Corp.
8.375%, 4/15/18		200	208,500
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20		1,125	1,130,625
RR Donnelley & Sons Co.
8.25%, 3/15/19		144	166,320
Sinclair Television Group, Inc.
5.375%, 4/01/21		794	788,045
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)		1,278	1,319,535
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,900	1,914,250
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)		947	965,940
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		965	1,016,869
Univision Communications, Inc.
5.125%, 5/15/23 (a)		52	52,520
6.75%, 9/15/22 (a)		70	74,900
7.875%, 11/01/20 (a)		1,315	1,400,475
Videotron Ltd.
6.375%, 12/15/15		273	273,341
Virgin Media Finance PLC
6.375%, 4/15/23 (a)		400	419,000

			22,001,155

Communications - Telecommunications - 4.8%
CenturyLink, Inc. Series N
6.00%, 4/01/17		600	637,500
Cincinnati Bell, Inc.
8.375%, 10/15/20		103	108,150
Frontier Communications Corp.
8.125%, 10/01/18		1,615	1,812,837
Level 3 Financing, Inc.
7.00%, 6/01/20		1,000	1,053,750
Qwest Capital Funding, Inc.
6.50%, 11/15/18		510	559,980
SBA Communications Corp.
5.625%, 10/01/19		683	698,368
Sprint Communications, Inc.
7.00%, 8/15/20		361	361,000
9.00%, 11/15/18 (a)		235	267,289
9.125%, 3/01/17		380	417,981
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	650	817,994

	Principal Amount (000)		U.S. $ Value
Sunrise Communications International SA
7.00%, 12/31/17 (a)	EUR	100	$124,938
T-Mobile USA, Inc.
5.25%, 9/01/18	U.S.$	1,620	1,680,750
6.25%, 4/01/21		230	235,405
Telecom Italia Capital SA
5.25%, 10/01/15		800	816,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		925	985,125
Wind Acquisition Finance SA
4.00%, 7/15/20 (a)	EUR	290	344,230
4.75%, 7/15/20 (a)	U.S.$	371	346,885
6.50%, 4/30/20 (a)		1,655	1,692,237
Windstream Corp.
7.875%, 11/01/17		1,660	1,796,950
8.125%, 9/01/18		150	155,625

			14,912,994

Consumer Cyclical - Automotive - 3.8%
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		1,205	1,260,731
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		1,220	1,244,400
Banque PSA Finance SA
4.375%, 4/04/16 (a)		736	758,080
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,820	1,879,150
Fiat Chrysler Finance Europe Series G
7.00%, 3/23/17 (a)	EUR	220	290,503
General Motors Financial Co., Inc.
3.25%, 5/15/18	U.S.$	119	119,149
3.50%, 7/10/19		580	592,251
Rhino Bondco SpA
5.582%, 12/15/19 (a)(b)	EUR	1,040	1,236,995
Schaeffler Finance BV
7.75%, 2/15/17 (a)		150	203,107
7.75%, 2/15/17 (a)	U.S.$	200	219,000
Schaeffler Holding Finance BV
6.25%, 11/15/19 (a)(c)		250	257,500
6.875%(6.875% Cash or 7.625% PIK), 8/15/18 (a)(c)		675	703,687
6.875%, 8/15/18 (a)(c)	EUR	235	295,736
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		1,074	1,367,678
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	1,260	1,332,450

			11,760,417

Consumer Cyclical - Entertainment - 0.4%
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		831	876,705

	Principal Amount (000)		U.S. $ Value
Pinnacle Entertainment, Inc.
8.75%, 5/15/20	U.S.$	350	$368,375

			1,245,080

Consumer Cyclical - Other - 6.1%
Beazer Homes USA, Inc.
6.625%, 4/15/18		1,234	1,289,530
Cirsa Funding Luxembourg SA
8.75%, 5/15/18 (a)	EUR	425	527,771
DR Horton, Inc.
3.625%, 2/15/18	U.S.$	375	379,688
3.75%, 3/01/19		590	584,100
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		1,800	1,863,000
KB Home
4.75%, 5/15/19		459	452,115
9.10%, 9/15/17		489	547,680
Lennar Corp.
4.125%, 12/01/18		200	198,000
4.50%, 6/15/19		150	150,000
6.95%, 6/01/18		1,275	1,377,000
Series B
6.50%, 4/15/16		370	389,425
Marina District Finance Co., Inc.
9.875%, 8/15/18		1,597	1,672,857
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	564,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,555	1,593,875
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,218	1,291,080
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		950	997,500
Standard Pacific Corp.
8.375%, 5/15/18		860	971,800
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		700	735,350
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (a)		880	932,800
Toll Brothers Finance Corp.
4.00%, 12/31/18		270	271,350
William Hill PLC
7.125%, 11/11/16	GBP	800	1,328,028
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	U.S.$	940	1,001,316

			19,118,265

Consumer Cyclical - Retailers - 4.2%
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	1,451	2,171,069
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,497	1,549,395

	Principal Amount (000)		U.S. $ Value
DFS Furniture Holdings PLC
7.625%, 8/15/18 (a)	GBP	1,080	$1,738,382
Hanesbrands, Inc.
6.375%, 12/15/20	U.S.$	250	265,000
L Brands, Inc.
8.50%, 6/15/19		510	604,350
Levi Strauss & Co.
7.625%, 5/15/20		850	892,500
New Look Bondco I PLC
8.375%, 5/14/18 (a)		1,700	1,759,500
Rent-A-Center, Inc./TX
4.75%, 5/01/21		615	528,900
Rite Aid Corp.
8.00%, 8/15/20		1,225	1,309,219
Sally Holdings LLC/Sally Capital, Inc.
6.875%, 11/15/19		1,425	1,514,062
Wolverine World Wide, Inc.
6.125%, 10/15/20		634	665,700

			12,998,077

Consumer Non-Cyclical - 9.9%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		524	546,270
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	657	880,641
5.50%, 7/15/21 (a)		580	754,830
Care UK Health & Social Care PLC
5.56%, 7/15/19 (a)(b)		233	336,644
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	U.S.$	2,595	2,685,825
ConvaTec Healthcare E SA
7.375%, 12/15/17 (a)	EUR	535	672,463
10.875%, 12/15/18 (a)		300	382,981
Dean Foods Co.
7.00%, 6/01/16	U.S.$	1,315	1,393,900
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19-12/15/20 (a)		2,075	2,169,188
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,537	1,406,355
HCA, Inc.
4.25%, 10/15/19		878	891,170
8.00%, 10/01/18		700	801,500
HJ Heinz Co.
4.25%, 10/15/20		1,160	1,171,600
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	470	601,425
IDH Finance PLC
5.552%, 12/01/18 (a)(b)	GBP	949	1,471,717
Iglo Foods Bondco PLC
4.582%, 6/15/20 (a)(b)	EUR	237	276,888
IMS Health, Inc.
6.00%, 11/01/20 (a)	U.S.$	475	489,250
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		1,435	1,539,038

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18	U.S.$	2,089	$2,271,787
Labco SA
8.50%, 1/15/18 (a)	EUR	965	1,214,406
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	271	438,004
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		354	537,157
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	340	340,000
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		1,969	2,003,457
7.75%, 7/01/17		430	474,075
Spectrum Brands, Inc.
6.375%, 11/15/20		212	221,010
6.75%, 3/15/20		125	130,625
Tenet Healthcare Corp.
4.75%, 6/01/20		125	126,875
6.25%, 11/01/18		2,240	2,430,400
Universal Health Services, Inc.
7.125%, 6/30/16		65	69,550
Valeant Pharmaceuticals International
6.875%, 12/01/18 (a)		196	202,174
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18 (a)		738	785,062
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	765	1,215,282

			30,931,549

Energy - 6.5%
Basic Energy Services, Inc.
7.75%, 2/15/19	U.S.$	900	693,000
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		263	231,440
California Resources Corp.
5.00%, 1/15/20 (a)		1,591	1,380,193
CHC Helicopter SA
9.25%, 10/15/20		972	945,270
Chesapeake Energy Corp.
4.875%, 4/15/22		370	359,825
7.25%, 12/15/18		1,010	1,105,950
Denbury Resources, Inc.
5.50%, 5/01/22		415	379,725
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		100	59,500
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		512	519,680
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		180	153,000
7.25%, 10/01/20 (a)		289	274,550
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		953	781,460
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		2,125	2,162,187

	Principal Amount (000)		U.S. $ Value
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19	U.S.$	657	$555,165
6.50%, 9/15/21		600	486,000
Pacific Drilling SA
5.375%, 6/01/20 (a)		1,743	1,420,545
Pacific Drilling V Ltd.
7.25%, 12/01/17 (a)		220	198,000
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		1,755	1,465,425
PHI, Inc.
5.25%, 3/15/19		1,130	952,025
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20		1,000	1,002,500
Sabine Pass LNG LP
7.50%, 11/30/16		1,730	1,799,200
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,010,000
Tervita Corp.
8.00%, 11/15/18 (a)		1,670	1,427,850

			20,362,490

Other Industrial - 1.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		1,250	1,206,250
9.00%, 10/15/18 (a)	EUR	190	234,052
Modular Space Corp.
10.25%, 1/31/19 (a)	U.S.$	1,160	1,003,400
Novafives SAS
4.082%, 6/30/20 (a)(b)	EUR	534	636,151
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	963	914,850
URS Corp.
3.85%, 4/01/17		135	133,684
Xella Holdco Finance SA
9.125%(9.125% Cash or 9.875% PIK), 9/15/18 (a)(c)	EUR	712	879,208

			5,007,595

Services - 1.4%
ADT Corp. (The)
4.125%, 4/15/19	U.S.$	1,758	1,740,420
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	290	371,969
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)	U.S.$	1,729	1,850,030
Service Corp. International/US
6.75%, 4/01/16 (b)		175	182,438
7.00%, 6/15/17 (b)		300	322,500

			4,467,357

	Principal Amount (000)		U.S. $ Value
Technology - 4.2%
Amkor Technology, Inc.
6.375%, 10/01/22	U.S.$	125	$120,625
7.375%, 5/01/18		420	433,650
Avaya, Inc.
7.00%, 4/01/19 (a)		1,223	1,192,425
9.00%, 4/01/19 (a)		1,615	1,651,337
Brightstar Corp.
7.25%, 8/01/18 (a)		1,990	2,124,325
9.50%, 12/01/16 (a)		524	549,545
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		198	208,643
First Data Corp.
6.75%, 11/01/20 (a)		591	633,848
7.375%, 6/15/19 (a)		261	274,703
Iron Mountain, Inc.
8.375%, 8/15/21		78	81,315
MMI International Ltd.
8.00%, 3/01/17 (a)		735	733,162
Nokia Oyj
5.375%, 5/15/19		415	444,050
Numericable-SFR
4.875%, 5/15/19 (a)		1,188	1,177,605
6.00%, 5/15/22 (a)		945	950,197
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	650,000
Sanmina Corp.
4.375%, 6/01/19 (a)		1,000	992,500
Sensata Technologies BV
6.50%, 5/15/19 (a)		760	788,500

			13,006,430

Transportation - Airlines - 0.9%
Air Canada
6.75%, 10/01/19 (a)		1,235	1,284,400
British Airways PLC
8.75%, 8/23/16 (b)	GBP	899	1,527,751

			2,812,151

Transportation - Services - 1.2%
Heathrow Finance PLC
7.125%, 3/01/17 (a)		600	1,007,263
Hertz Corp. (The)
4.25%, 4/01/18	U.S.$	365	363,175
5.875%, 10/15/20		63	63,473
6.75%, 4/15/19		605	623,150
7.50%, 10/15/18		750	778,125
Stena AB
5.875%, 2/01/19 (a)	EUR	571	730,681

			3,565,867

			200,975,351

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 9.2%
Banking - 3.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	1,000	$1,225,167
Ally Financial, Inc.
4.75%, 9/10/18	U.S.$	960	993,600
5.50%, 2/15/17		100	105,000
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	550	717,762
Barclays SLCSM Funding BV
6.14%, 6/29/15 (d)	GBP	185	290,907
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(d)	EUR	100	122,639
BNP Paribas SA
5.186%, 6/29/15 (a)(d)	U.S.$	1,750	1,750,000
5.945%, 4/19/16 (a)(d)	GBP	200	316,396
Danske Bank A/S
5.684%, 2/15/17 (d)		500	798,783
Dresdner Bank AG/New York
NY 7.25%, 9/15/15	U.S.$	239	247,143
Equiniti Newco 2 PLC
7.125%, 12/15/18 (a)	GBP	870	1,342,423
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	348	420,676
Lloyds Banking Group PLC
6.267%, 11/14/16 (a)(d)	U.S.$	680	684,250
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,132	1,286,423
Societe Generale SA
5.922%, 4/05/17 (a)(d)		1,227	1,272,252
UBS Preferred Funding Trust V Series 1
6.243%, 5/15/16 (d)		550	567,880

			12,141,301

Brokerage - 0.5%
E*TRADE Financial Corp.
6.375%, 11/15/19		599	634,940
GFI Group, Inc.
10.375%, 7/19/18		905	1,045,275

			1,680,215

Finance - 3.5%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	771,975
CIT Group, Inc.
3.875%, 2/19/19		465	463,838
4.25%, 8/15/17		370	377,400
5.00%, 5/15/17		870	902,625
5.25%, 3/15/18		166	173,055
5.50%, 2/15/19 (a)		415	437,825
International Lease Finance Corp.
8.25%, 12/15/20		400	482,000
8.75%, 3/15/17		617	683,327

	Principal Amount (000)		U.S. $ Value
8.875%, 9/01/17	U.S.$	1,283	$1,446,582
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		1,137	1,227,960
Navient Corp.
4.875%, 6/17/19		1,151	1,154,338
5.50%, 1/15/19		838	856,855
8.00%, 3/25/20		320	354,400
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,958	1,644,720

			10,976,900

Insurance - 0.7%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		1,216	1,288,960
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		614	702,927

			1,991,887

Other Finance - 0.6%
Harbinger Group, Inc.
7.875%, 7/15/19		891	948,915
HSS Financing PLC
6.75%, 8/01/19 (a)	GBP	525	842,814

			1,791,729

			28,582,032

Utility - 3.6%
Electric - 3.3%
AES Corp./VA
8.00%, 10/15/17	U.S.$	24	26,940
9.75%, 4/15/16		133	145,302
DPL, Inc.
6.50%, 10/15/16		169	178,295
6.75%, 10/01/19 (a)		1,710	1,727,100
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/01/19 (a)		1,625	1,653,437
EDP Finance BV
6.00%, 2/02/18 (a)		840	909,098
GenOn Energy, Inc.
7.875%, 6/15/17		1,290	1,283,550
NRG Energy, Inc.
7.625%, 1/15/18		2,378	2,609,855
PPL Energy Supply LLC
4.60%, 12/15/21		505	458,245
6.50%, 5/01/18		700	735,181
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		700	691,250

			10,418,253

	Principal Amount (000)		U.S. $ Value
Other Utility - 0.3%
Anglian Water Osprey Financing PLC
7.00%, 1/31/18 (a)	GBP	545	$906,198

			11,324,451

Total Corporates - Non-Investment Grade (cost $250,589,970)			240,881,834

CORPORATES - INVESTMENT GRADE - 6.7%
Financial Institutions - 3.5%
Banking - 2.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
6.875%, 3/19/20 (a)	EUR	250	358,477
Credit Agricole SA
Series TSDI
5.00%, 6/20/18 (d)	GBP	650	1,030,820
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)	U.S.$	500	530,000
Nationwide Building Society
6.00%, 12/15/16 (d)	GBP	1,294	2,072,797
Nordea Bank AB
5.424%, 4/20/15 (a)(d)	U.S.$	360	363,690
Santander Bank NA
8.75%, 5/30/18		250	297,750
Santander UK PLC
Series 2018
10.125%, 1/04/23	GBP	380	708,979
UBS AG/Jersey
7.25%, 2/22/22 (a)	U.S.$	975	1,045,742

			6,408,255

Finance - 0.9%
Aviation Capital Group Corp.
3.875%, 9/27/16 (a)		310	317,805
4.625%, 1/31/18 (a)		126	130,940
7.125%, 10/15/20 (a)		353	404,660
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	475	792,140
HSBC Finance Capital Trust IX
5.911%, 11/30/35	U.S.$	1,300	1,316,250

			2,961,795

Insurance - 0.5%
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(d)		500	568,544
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		900	958,500

			1,527,044

			10,897,094

	Principal Amount (000)		U.S. $ Value
Industrial - 3.1%
Basic - 0.8%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	U.S.$	85	$92,010
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20		1,361	1,466,477
Rock-Tenn Co.
4.45%, 3/01/19		885	942,018

			2,500,505

Communications - Media - 0.0%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)		114	118,275

Communications - Telecommunications - 0.3%
Embarq Corp.
7.082%, 6/01/16		120	129,314
Verizon Communications, Inc.
2.625%, 2/21/20 (a)		665	657,397

			786,711

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		106	118,892

Consumer Non-Cyclical - 0.1%
Mylan, Inc./PA
7.875%, 7/15/20 (a)		280	298,255

Energy - 1.1%
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		95	98,621
6.00%, 1/15/18 (a)		250	270,950
Kinder Morgan, Inc./DE
7.00%, 6/15/17		55	60,638
7.25%, 6/01/18		1,590	1,801,548
Transocean, Inc.
5.05%, 12/15/16		150	150,718
6.00%, 3/15/18		1,050	1,009,951

			3,392,426

Technology - 0.8%
Seagate HDD Cayman
3.75%, 11/15/18 (a)		1,825	1,872,906
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		517	525,498

			2,398,404

			9,613,468

Utility - 0.1%
Electric - 0.1%
Puget Energy, Inc.
6.50%, 12/15/20		240	282,046

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
Petrobras International Finance Co. SA
3.50%, 2/06/17	U.S.$	155	$148,011

Total Corporates - Investment Grade (cost $21,222,084)			20,940,619

BANK LOANS - 4.3%
Industrial - 4.0%
Basic - 0.0%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
1.00%, 6/30/19 (b)		98	88,573

Capital Goods - 0.0%
Serta Simmons Holdings, LLC
1.00%, 10/01/19 (b)		137	135,020

Communications - Media - 0.2%
Checkout Holding Corp.
4.50%, 4/09/21 (b)		249	236,158
Time, Inc.
4.25%, 4/26/21 (b)		249	245,330

			481,488

Communications - Telecommunications - 0.0%
Crown Castle Operating Co.
3.00%, 1/31/21 (b)		121	118,902

Consumer Cyclical - Automotive - 0.4%
Affinia Group, Inc.
4.75%, 4/27/20 (b)		391	386,501
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (b)		284	278,612
Navistar, Inc.
1.00%, 8/17/17 (b)		70	69,475
TI Group Automotive Systems LLC
1.00%, 7/02/21 (b)		431	424,615

			1,159,203

Consumer Cyclical - Entertainment - 0.1%
Station Casinos LLC
1.00%, 3/02/20 (b)		166	162,818

Consumer Cyclical - Other - 0.4%
La Quinta Intermediate Holdings LLC
1.00%, 4/14/21 (b)		153	151,262
New HB Acquisition, LLC
1.00%, 4/09/20 (b)		536	542,649
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
3.50%, 5/14/20 (b)		493	474,031

			1,167,942

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.6%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton’s)
4.50%, 12/12/21 (b)	U.S.$	1,900	$1,891,849

Consumer Cyclical - Retailers - 0.1%
J.C. Penney Corp., Inc.
1.00%, 5/21/18 (b)		246	241,121
Michaels Stores, Inc.
1.00%, 1/28/20 (b)		180	176,183

			417,304

Consumer Non-Cyclical - 1.3%
Air Medical Group Holdings, Inc.
1.00%, 6/30/18 (b)		1,979	1,974,288
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.00%, 5/25/18 (b)		140	138,860
Grifols Worldwide Operations Limited
1.00%, 2/27/21 (b)		159	156,418
H. J. Heinz Company
1.00%, 6/05/20 (b)		86	84,884
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
1.00%, 9/30/19 (b)		88	85,397
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
4.00%, 12/05/18 (b)		146	144,318
Salix Pharmaceuticals Ltd.
4.25%, 1/02/20 (b)		1,615	1,591,276

			4,175,441

Energy - 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC)
1.00%, 2/21/21 (b)		257	199,099

Other Industrial - 0.7%
Atkore International, Inc.
4.50%, 4/09/21 (b)		836	818,039
Gardner Denver, Inc.
1.00%, 7/30/20 (b)		148	138,312
Gates Global LLC
4.25%, 7/05/21 (b)		521	506,023
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (b)		296	292,476
Unifrax Holding Co.
1.00%, 11/28/18 (b)	EUR	73	88,160
Veyance Technologies, Inc.
1.00%, 9/08/17 (b)	U.S.$	275	273,492

			2,116,502

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
MMI International Ltd. (MMI International (Delaware) LLC)
1.00%, 11/20/18 (b)(e)	U.S.$	254	$250,990

			12,365,131

Financial Institutions - 0.2%
Other Finance - 0.2%
Travelport Finance (Luxembourg) S.Ã r.l.
1.00%, 9/02/21 (b)		758	755,206

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
1.00%, 6/19/16 (b)		330	329,795

Total Bank Loans (cost $13,623,644)			13,450,132

EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.7%
Basic - 0.6%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		1,175	1,257,250
8.375%, 6/15/19 (a)		570	609,900

			1,867,150

Consumer Cyclical - Retailers - 0.1%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		385	402,325

Consumer Non-Cyclical - 0.7%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		1,260	1,241,100
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		275	288,898
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		265	148,400
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		445	320,845
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)		425	17,000

			2,016,243

Energy - 0.2%
Pacific Rubiales Energy Corp.
5.375%, 1/26/19 (a)		565	486,748

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		440	457,648

Total Emerging Markets - Corporate Bonds (cost $6,047,037)			5,230,114

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Non-Agency Fixed Rate CMBS - 1.0%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.702%, 6/15/39	U.S.$	150	$157,005
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AJ
5.313%, 11/10/45		1,000	1,006,592
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		158	165,068
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.522%, 4/10/38		215	220,962
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		500	523,949
Series 2012-CBX, Class E
5.24%, 6/15/45 (a)		100	102,215
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	186,973
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)		30	30,231
Series 2006-4, Class AJ
5.239%, 12/12/49		600	605,240

Total Commercial Mortgage-Backed Securities (cost $2,950,157)			2,998,235

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
GSE Risk Share Floating Rate - 0.8%
Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
3.57%, 7/25/23 (b)		403	416,459
Series 2014-DN1, Class M2
2.37%, 2/25/24 (b)		485	479,049
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2
2.57%, 8/25/24 (b)		680	677,474
Series 2014-HQ1, Class M2
2.67%, 8/25/24 (b)		320	314,461
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.17%, 10/25/23 (b)		106	106,256
Series 2014-C01, Class M1
1.77%, 1/25/24 (b)		420	418,019

Total Collateralized Mortgage Obligations (cost $2,414,814)			2,411,718

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.4%
United States - 0.4%
U.S. Treasury Notes
3.75%, 11/15/18 (cost $1,285,727)	U.S.$	1,182	$1,287,734

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Hungary - 0.2%
Hungary Government International Bond
4.125%, 2/19/18		400	415,000

Turkey - 0.2%
Turkey Government International Bond
6.75%, 4/03/18		650	723,125

Total Governments - Sovereign Bonds (cost $1,094,919)			1,138,125

EMERGING MARKETS - SOVEREIGNS - 0.3%
Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		240	243,000

Serbia - 0.1%
Republic of Serbia
4.875%, 2/25/20 (a)		591	590,261

Sri Lanka - 0.1%
Sri Lanka Government International Bond
7.40%, 1/22/15 (a)		160	160,000

Total Emerging Markets - Sovereigns (cost $988,548)			993,261

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Brazil - 0.3%
Petrobras Global Finance BV
3.25%, 3/17/17		800	754,000

Norway - 0.0%
Eksportfinans ASA
2.00%, 9/15/15		13	13,015
2.375%, 5/25/16		112	112,262

			125,277

Total Governments - Sovereign Agencies (cost $918,074)			879,277

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 4/14/19 (a) (cost $750,420)		752	740,720

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
7.875% (g)		18,500	$491,730
US Bancorp/MN
Series F
6.50%		3,000	88,350

			580,080

REITS - 0.0%
Health Care REIT, Inc.
Series J
6.50%		700	18,662

Total Preferred Stocks (cost $599,400)			598,742

	Principal Amount (000)
AGENCIES - 0.1%
Agency Debentures - 0.1%
Ally Financial, Inc.
3.75%, 11/18/19 (cost $374,367)	U.S.$	380	374,300

COVERED BONDS - 0.1%
CaixaBank SA
5.125%, 4/27/16	EUR	150	192,796
Bankinter SA
3.875%, 10/30/15		50	62,168

Total Covered Bonds (cost $261,366)			254,964

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
CDX-NAHY Series 23 RTP, Deutsche Bank AG (Buy Protection)
Expiration: Jan 2015, Exercise Rate: 104.00% (h)		18,050,000	46,456

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jan 2015, Exercise Price: $ 190.00 (h)(i)		800	34,000

Total Options Purchased - Puts (cost $274,091)			80,456

	Notional Amount (000)	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions - 0.0%
CDX-NAHY Series 23 RTR, Deutsche Bank AG (Sell Protection)
Expiration: Jan 2015, Exercise Rate: 107.00% (h) (cost $41,496)	$17,290,000	$39,397

	Shares
SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (j)(k) (cost $11,493,413)	11,493,413	11,493,413

Total Investments - 97.5% (cost $314,929,527) (l)		303,793,041
Other assets less liabilities - 2.5% (m)		7,933,899

Net Assets - 100.0%		$311,726,940

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	356	March 2015	$42,328,367	$42,338,969	$10,602

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	GBP	16,466	USD	25,893	1/27/15	$232,976
Goldman Sachs Bank USA	EUR	20,846	USD	26,172	1/09/15	946,296
JPMorgan Chase Bank	USD	757	GBP	488	1/27/15	4,491
Royal Bank of Scotland PLC	JPY	104,948	USD	877	1/23/15	804
State Street Bank & Trust Co.	EUR	478	USD	596	1/09/15	16,960
State Street Bank & Trust Co.	USD	8,489	EUR	6,885	1/09/15	(157,777)
State Street Bank & Trust Co.	CAD	1,082	USD	953	1/14/15	21,541
State Street Bank & Trust Co.	USD	597	GBP	382	1/27/15	(2,382)
State Street Bank & Trust Co.	AUD	1,139	USD	944	1/30/15	15,301

						$1,078,210

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (i)	800	$185.00	January 2015	$68,768	$(22,000)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 23, 5 Year Index	Deutsche Bank AG	Sell	101.00%	1/21/15	$36,100	$173,280	$(30,630)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index,12/20/18*	(5.00)%	3.01%		$495	$(35,878)	$(9,712)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.66		370	(6,050)	95
iTraxx-Xover Series 21, 5 Year Index, 6/20/19*	(5.00)	2.22	EUR	5,450	(770,800)	(158,011)
iTraxx-Xover Series 21, 5 Year Index, 6/20/19*	(5.00)	2.22	EUR	3,567	(504,462)	(15,552)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.43		$1,540	30,144	19,641
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		2,000	126,947	45,069
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		2,000	126,947	44,474
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		260	16,503	(440)
iTraxx-Xover Series 21, 5 Year Index, 6/20/19*	5.00	2.22	EUR	6,900	975,875	(27,277)

					$(40,774)	$(101,713)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$9,120	8/29/19	1.781%	3 Month LIBOR	$(83,034)
Morgan Stanley & Co., LLC/(CME Group)	3,096	10/15/22	2.652%	3 Month LIBOR	(135,324)
Morgan Stanley & Co., LLC/(LCH Clearnet)	22,600	11/07/18	1.530%	3 Month LIBOR	(47,312)
Morgan Stanley & Co., LLC/(LCH Clearnet)	14,820	3/31/19	1.806%	3 Month LIBOR	(184,082)
Morgan Stanley & Co., LLC/(LCH Clearnet)	2,420	9/13/22	2.916%	3 Month LIBOR	(160,659)

					$(610,411)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank:
CDX-EMS Series 22, 5 Year Index, 12/20/19*	(1.00)%	3.47%	$2,050	$213,365	$147,442	$65,923
Sale Contracts
Bank of America, NA:
KB Home, 9.10%, 9/15/17, 9/20/18*	5.00	2.07	470	48,222	19,976	28,246
Barclays Bank PLC:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	5.00	5.53	720	(13,226)	3,662	(16,888)
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.75	150	16,071	(2,970)	19,041
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.75	95	10,178	1,086	9,092
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	1.75	85	9,107	972	8,135
KB Home, 9.10%, 9/15/17, 3/20/19*	5.00	2.45	330	33,659	22,835	10,824
KB Home, 9.10%, 9/15/17, 3/20/19*	5.00	2.45	60	6,120	4,385	1,735

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Levi Strauss & Co., 7.625%, 5/15/20, 12/20/17*	5.00%	1.19%		$150	$16,576	$182	$16,394
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00	0.59		180	1,720	(4,627)	6,347
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.44		35	2,950	1,568	1,382
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.90		180	13,458	(7,873)	21,331
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	2.55		340	28,916	16,124	12,792
NXP B.V., 0.00% 10/15/15, 3/20/18*	5.00	0.93	EUR	50	7,967	2,239	5,728
NXP B.V., 5.75%, 2/15/21, 9/20/18*	5.00	1.06		430	75,418	47,284	28,134
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.18		$424	64,716	56,091	8,625
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.18		326	49,781	42,670	7,111
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	1.55		230	30,190	11,701	18,489
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.93		200	19,982	2,861	17,121
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.93		140	13,987	990	12,997
Citibank:
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00	2.94		650	54,445	53,942	503

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00%	2.94%		$1,000	$83,762	$86,422	$(2,660)
EDP - Energias de Portugal, S.A., 6.00%, 12/07/14, 3/20/19*	5.00	1.14	EUR	630	122,895	101,285	21,610
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	0.91		$160	15,977	(3,110)	19,087
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.44		47	3,961	2,165	1,796
The Goodyear Tire & Rubber Company, 7.00%, 3/15/28, 3/20/19*	5.00	1.48		1,450	208,283	150,163	58,120
ThyssenKrupp AG, 4.375%, 3/18/15, 3/20/19*	1.00	1.30	EUR	1,050	(15,393)	(80,722)	65,329
Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	1.44		40	7,154	4,178	2,976
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.18		$670	102,285	94,641	7,644
Windstream Corp., 7.875%, 11/01/17, 3/20/19*	5.00	2.92		210	17,315	13,536	3,779
Windstream Corp., 7.875%, 11/01/17, 6/20/18*	5.00	2.33		410	35,893	7,642	28,251
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875% 3/01/17, 6/20/18*	5.00	1.12		480	62,904	6,592	56,312

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00%	1.50%	$280	$34,787	$15,181	$19,606
Avis Budget Group, Inc., 8.25%, 1/15/19, 9/20/18*	5.00	1.50	76	9,442	5,046	4,396
Avis Budget Group, Inc., 8.25%, 1/15/19, 9/20/18*	5.00	1.50	74	9,194	5,180	4,014
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	1.09	200	(870)	(21,095)	20,225
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.44	18	1,517	863	654
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	2.55	280	23,813	14,624	9,189
Deutsche Bank AG:
Amkor Technology, Inc., 7.375%, 5/01/18, 12/20/18*	5.00	2.20	75	7,784	4,649	3,135
Sprint Communications, Inc., 6.00%, 12/01/16, 9/20/18*	5.00	3.53	510	24,670	22,484	2,186
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	3.38	785	50,529	26,683	23,846
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875% 3/1/17, 6/20/18*	5.00	1.12	348	45,605	3,464	42,141
Goldman Sachs International:
CCO Holdings, LLC, 7.25%, 10/30/17, 3/20/19*	5.00	2.03	300	35,909	26,132	9,777
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	1.20	1,260	(9,690)	(119,616)	109,926

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP B.V., 5.75%, 2/15/21, 9/20/19*	5.00%	1.38%	EUR	350	$70,285	$63,201	$7,084
Peabody Energy Corp., 7.375%, 9/01/16, 3/20/19*	5.00	5.96		$360	(11,866)	25,598	(37,464)
Sprint Communications, Inc., 6.00%, 12/01/16, 9/20/18*	5.00	3.53		530	25,637	26,068	(431)
Wendel, 4.875%, 5/26/16, 3/20/19*	5.00	0.76	EUR	1,050	226,906	168,182	58,724
JPMorgan Chase Bank:
Levi Strauss & Co., 8.875%, 4/01/16, 12/20/16*	5.00	0.69		150	12,806	(3,233)	16,039
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	0.45		150	13,568	3,667	9,901
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.44		450	37,927	5,759	32,168
Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	1.26	EUR	190	31,518	14,314	17,204
Morgan Stanley Capital Services LLC:
Amkor Technology, Inc., 7.375%, 5/01/18, 9/20/18*	5.00	1.96		250	26,357	1,732	24,625
Avis Budget Group, Inc., 8.25%, 1/15/19, 9/20/18*	5.00	1.50		160	19,878	11,479	8,399
UBS AG:
Levi Strauss & Co., 8.875% 4/01/16, 6/20/17*	5.00	0.91		40	3,994	(1,189)	5,183

					$2,038,338	$1,102,505	$935,833

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs & Co. iBoxx $ Liquid High Yield Total Return Index	1,527,000	LIBOR Plus 0.00%	$1,527	12/20/14	$(14,215)
JPMorgan Chase Bank iBoxx $ Liquid High Yield Total Return Index	2,903,000	LIBOR Plus 0.00%	2,903	3/20/15	96,684
iBoxx $ Liquid High Yield Total Return Index	1,032,000	LIBOR Plus 0.00%	1,032	3/20/15	39,868
iBoxx $ Liquid High Yield Total Return Index	413,000	LIBOR Plus 0.00%	413	3/20/15	15,618

					$137,955

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $128,483,636 or 41.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Illiquid security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of December 31, 2014, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	$442,118	$17,000	0.01%

(g)	Variable rate coupon, rate shown as of December 31, 2014.
(h)	Non-income producing security.
(i)	One contract relates to 100 shares.
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,284,263 and gross unrealized depreciation of investments was $(12,420,749), resulting in net unrealized depreciation of $(11,136,486).
(m)	An amount of U.S. $396,944 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt

AB Limited Duration High Income Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$237,386,717		$3,495,117		$240,881,834
Corporates - Investment Grade		– 0	–	20,582,142		358,477		20,940,619
Bank Loans		– 0	–	– 0	–	13,450,132		13,450,132
Emerging Markets - Corporate Bonds		– 0	–	5,230,114		– 0	–	5,230,114
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	2,998,235		2,998,235
Collateralized Mortgage Obligations		– 0	–	– 0	–	2,411,718		2,411,718
Governments - Treasuries		– 0	–	1,287,734		– 0	–	1,287,734
Governments - Sovereign Bonds		– 0	–	1,138,125		– 0	–	1,138,125
Emerging Markets - Sovereigns		– 0	–	993,261		– 0	–	993,261
Governments - Sovereign Agencies		– 0	–	879,277		– 0	–	879,277
Quasi-Sovereigns		– 0	–	740,720		– 0	–	740,720
Preferred Stocks		598,742		– 0	–	– 0	–	598,742
Agencies		– 0	–	374,300		– 0	–	374,300
Covered Bonds		– 0	–	254,964		– 0	–	254,964
Options Purchased - Puts		– 0	–	80,456		– 0	–	80,456
Options Purchased - Calls		– 0	–	39,397		– 0	–	39,397
Short-Term Investments		11,493,413		– 0	–	– 0	–	11,493,413

Total Investments in Securities		12,092,155		268,987,207		22,713,679		303,793,041
Other Financial Instruments* :
Assets:
Futures		10,602		– 0	–	– 0	–	10,602
Forward Currency Exchange Contracts		– 0	–	1,238,369		– 0	–	1,238,369
Centrally Cleared Default Swaps		– 0	–	109,279		– 0	–	109,279
Credit Default Swaps		– 0	–	993,276		– 0	–	993,276
Total Return Swaps		– 0	–	152,170		– 0	–	152,170
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(160,159)		– 0	–	(160,159)
Put Options Written		– 0	–	(22,000)		– 0	–	(22,000)
Credit Default Swaptions Written		– 0	–	(30,630)		– 0	–	(30,630)
Centrally Cleared Default Swaps		– 0	–	(210,992)		– 0	–	(210,992)
Centrally Cleared Interest Rate Swaps		– 0	–	(610,411)		– 0	–	(610,411)
Credit Default Swaps		– 0	–	(57,443)		– 0	–	(57,443)
Total Return Swaps		– 0	–	(14,215)		– 0	–	(14,215)

Total^		$12,102,757		$270,374,451		$22,713,679		$305,190,887

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non- Investment Grade		Corporates - Investment Grade			Bank Loans
Balance as of 9/30/14	$3,381,452		$	– 0	–	$14,933,542
Accrued discounts/(premiums)	(8,172)			(795)		4,126
Realized gain (loss)	– 0	–		– 0	–	(82,283)
Change in unrealized appreciation/depreciation	(22,593)			(8,859)		(108,618)
Purchases	144,430			368,131		– 0	–
Sales	– 0	–		– 0	–	(1,296,635)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/14	$3,495,117			$358,477		$13,450,132

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(22,593)			$(8,859)		$(127,867)

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligation		Total
Balance as of 9/30/14	$3,010,760		$2,482,928		23,808,682
Accrued discounts/(premiums)	(99)		– 0	–	(4,940)
Realized gain (loss)	– 0	–	– 0	–	(82,283)
Change in unrealized appreciation/depreciation	(12,426)		(20,775)		(173,271)
Purchases	– 0	–	– 0	–	512,561
Sales	– 0	–	(50,435)		(1,347,070)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/14	$2,998,235		$2,411,718		$22,713,679

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(12,426)		$(20,775)		$(192,520)

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2015